ACQUISITIONS (Details) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Casualty	Dec. 31, 2011 Casualty	Dec. 31, 2010 Casualty	Dec. 31, 2012 Surety	Dec. 31, 2011 Surety	Dec. 31, 2010 Surety	Dec. 31, 2012 Contractors Bonding and Insurance Company item person	Dec. 31, 2011 Contractors Bonding and Insurance Company	Apr. 28, 2011 Contractors Bonding and Insurance Company	Dec. 31, 2012 Contractors Bonding and Insurance Company Casualty	Dec. 31, 2012 Contractors Bonding and Insurance Company Surety	Dec. 31, 2012 Rockbridge	Nov. 02, 2012 Rockbridge state
Business acquisition
Number of states in which coverage is offered to individual physicians and physician groups																	50
Total business acquisition consideration																$ 16,700,000
Business acquisition consideration paid in cash													135,900,000			15,500,000
Present value of an earn-out agreement to be paid in future years																1,200,000
Number of contractors served by the acquiree											30,000
Number of insurance agents and brokers served by the acquiree											4,000
Number of regional branch offices operated by the acquiree											12
Amount of goodwill resulting from acquisition													20,400,000			12,400,000
Amount of separately identifiable intangible assets resulting from acquisition													14,500,000			4,200,000
Amount of separately identifiable intangible assets resulting from acquisition, net of related amortization											12,900,000
Valuation of insurance policies in force, including value of business acquired													10,800,000
Unearned premium (UEP) acquired													29,500,000
Percentage of unearned premium (UEP) acquired earned as revenue											96.00%
Unamortized unearned premium (UEP)	369,346,000	341,267,000									1,200,000
Unamortized value of business acquired (VOBA)	52,344,000	52,105,000	40,242,000	40,510,000							600,000
Premiums written											54,900,000	36,000,000		33,700,000	21,200,000
Pretax earnings contributed											14,000,000
Underwriting income	63,593,000	110,188,000	96,572,000		25,439,000	61,397,000	37,084,000	26,462,000	18,459,000	25,195,000	10,100,000	(100,000)
Net investment income											$ 3,900,000	$ 2,200,000